UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:          |_|; Amendment Number: ____

This Amendment (Check only one):  |_|  is a restatement
                                  |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London W1U 3RW
          United Kingdom

13F File Number: 028-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:

/s/ Joy-Isabelle Besse        London, United Kingdom        April 21, 2010
------------------------     ------------------------       -------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total: $1,192,569
                                         (thousands)


List of Other Included Managers: None


                                                        FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
CHOICE HOTELS INTL INC       COM              169905106     3,256        93,535 SH        SOLE         NONE       93,535
CLOROX CO DEL                COM              189054109   145,541     2,269,113 SH        SOLE         NONE    2,269,113
DOMINOS PIZZA INC            COM              25754A201    76,866     5,635,363 SH        SOLE         NONE    5,635,363
DR PEPPER SNAPPLE GROUP INC  COM              26138E109   399,660    11,363,654 SH        SOLE         NONE   11,363,654
KIMBERLY CLARK CORP          COM              494368103   142,317     2,263,317 SH        SOLE         NONE    2,263,317
LEE ENTERPRISES INC          COM              523768109    12,279     3,622,157 SH        SOLE         NONE    3,622,157
PHILIP MORRIS INTL INC       COM              718172109   125,390     2,403,952 SH        SOLE         NONE    2,403,952
PROCTER & GAMBLE CO          COM              742718109   287,260     4,540,219 SH        SOLE         NONE    4,540,219


SK 21623 0002 1091729